SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			8b#tmpgt
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			12-31-2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	February 14, 2011
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		47

Form 13F Information Table Value Total: 		174,212
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 12/31/10

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aeropostale Inc.
COM
007865108
1,414
57,400
SH

SHARES-DEFINED

57,400
Avon Products Inc.
COM
054303952
2,028
69,800
SH
CALL
SHARES-DEFINED

69,800
Best Buy Inc.
COM
086516101
1,557
45,400
SH

SHARES-DEFINED

45,400
British Petroleum ADR's
SPONSORED ADR
055622104
4,903
111,000
SH

SHARES-DEFINED

111,000
Capital Federal Financial
COM
14057C106
723
60,700
SH

SHARES-DEFINED

60,700
Carefusion Corp
COM
14170T101
4,911
191,100
SH

SHARES-DEFINED

191,100
Children's Place
COM
168905107
2,264
45,600
SH

SHARES-DEFINED

45,600
Comverse Technology Inc.
COM
205862402
537
74,000
SH

SHARES-DEFINED

74,000
Corning Inc.
COM
219350105
2,270
117,500
SH

SHARES-DEFINED

117,500
Covidien Ltd
SHS
G2554F105
6,694
146,600
SH

SHARES-DEFINED

146,600
Cummins Inc.
COM
231021106
1,463
13,300
SH

SHARES-DEFINED

13,300
CVS Caremark Corp.
COM
126650100
16,575
476,700
SH

SHARES-DEFINED

476,700
Dana Holding Corporation
COM
235825205
2,683
155,900
SH

SHARES-DEFINED

155,900
FLIR Systems, Inc.
COM
302445101
1,363
45,800
SH

SHARES-DEFINED

45,800
Fox Chase Bancorp Inc.
SHS
35137T108
2,120
178,900
SH

SHARES-DEFINED

178,900
Genzyme Corp
COM
372917104
4,343
61,000
SH

SHARES-DEFINED

61,000
Globe Specialty Metals Inc
COM
37954N206
754
44,100
SH

SHARES-DEFINED

44,100
Golar LNG Ltd
SHS
G9456A100
21,009
1,399,695
SH

SHARES-DEFINED

1,399,695
Hain Celestial Group Inc.
COM
405217100
1,188
43,900
SH

SHARES-DEFINED

43,900
Hewlett-Packard Co
COM
428236103
6,220
147,750
SH

SHARES-DEFINED

147,750
International Business Machines
COM
459200101
6,700
45,650
SH

SHARES-DEFINED

45,650
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
2,261
24,200
SH

SHARES-DEFINED

24,200
iShares Russell 2000
RUSSELL 2000
464287955
13,191
168,600
SH
PUT
SHARES-DEFINED

168,600
JPMORGAN CHASE & CO
COM
46625H100
3,003
70,800
SH

SHARES-DEFINED

70,800
JPMORGAN CHASE & CO
COM
46625H100
6,198
146,100
SH
CALL
SHARES-DEFINED

146,100
Kraft Foods - Cl A
CL A
50075N104
2,250
71,400
SH

SHARES-DEFINED

71,400
Lear Corp
COM NEW
521865204
2,320
23,500
SH

SHARES-DEFINED

23,500
Macy's Inc.
COM
55616P104
772
30,500
SH

SHARES-DEFINED

30,500
McDonald's Corporation
COM
580135101
921
12,000
SH

SHARES-DEFINED

12,000
Microsoft
COM
594918104
5,911
211,800
SH

SHARES-DEFINED

211,800
Navios Maritime Acquisition
SHS
Y62159101
4,094
1,023,494
SH

SHARES-DEFINED

1,023,494
Navios Maritime Holdings Inc.
COM
Y62196103
3,077
582,843
SH

SHARES-DEFINED

582,843
Nisource Inc
COM
65473P105
663
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
6,472
254,900
SH

SHARES-DEFINED

254,900
Phoenix Companies Inc.
COM
71902E109
542
213,500
SH

SHARES-DEFINED

213,500
PPL Corporation
COM
69351T106
924
35,100
SH

SHARES-DEFINED

35,100
SPDR S&P Biotech
S&P BIOTECH
78464A870
2,063
32,700
SH

SHARES-DEFINED

32,700
St. Jude Medical Inc.
COM
790849103
2,473
57,850
SH

SHARES-DEFINED

57,850
Stanley Black & Decker Inc.
COM
854502101
2,140
32,000
SH

SHARES-DEFINED

32,000
Tenet Healthcare Corp
COM
88033G900
1,551
231,900
SH
CALL
SHARES-DEFINED

231,900
Thompson Creek Metals Company Inc.
COM
884768102
3,918
266,200
SH

SHARES-DEFINED

266,200
TJX Companies Inc.
COM
872540109
1,958
44,100
SH

SHARES-DEFINED

44,100
Transocean Ltd.
REG SHS
H8817H100
1,613
23,200
SH

SHARES-DEFINED

23,200
WABCO Holdings Inc.
COM
92927K102
780
12,800
SH

SHARES-DEFINED

12,800
Wal Mart Stores Inc.
COM
931142103
11,412
211,600
SH

SHARES-DEFINED

211,600
Western Union Company
COM
959802109
542
29,200
SH

SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
1,445
29,450
SH

SHARES-DEFINED

29,450